Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended									5 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Total revenue		$ 83,343	$ 105,845	$ 68,817	$ 78,952	$ 76,922	$ 96,019	$ 63,467	$ 62,697	$ 57,594		$ 330,537	$ 279,777	$ 211,009
Income from operations		25,610	28,793	10,338	18,667	14,302	19,338	13,956	14,706	13,539		72,102	61,539	36,038
Net income		16,345	$ 17,240	$ 737	$ 11,612	8,538					$ 23,454	38,130	37,295	25,799
Net income		$ 3,368				8,425	$ 13,783	$ 8,303	$ 8,950	$ 6,259	$ 4,106	$ 18,518	$ 36,808	$ 25,438
Scenario, Previously Reported [Member]
Quarterly Financial Information [Line Items]
Total revenue						76,923
Income from operations						14,304
Net income						$ 8,541
Class A Common Stock [Member]
Earnings per share:
Class A - Basic	$ 0.05		$ 0.06								$ 0.11
Class A - Diluted	$ 0.04		$ 0.06